Products revenue	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Products revenue
15.	Products revenue

	For the year ended December 31,
	2021	2022	2023
	(in thousands)
ASIC chips products:	631,838	473,740	68,358
ASIC chips	560,105	436,980	47,736
Computing equipment (Note a)	—	—	8,496
Ancillary software and hardware	71,733	36,760	12,126
Others (Note b)	—	—	13,867

	631,838	473,740	82,225

Note a: The Group began offering computing equipment with embedded ASIC chips to customers in the fourth quarter of 2023.
Note b: The revenue was substantially derived from a one-off sale of intelligent router products, totaling RMB13,839,000 for the year ending December 2023. These intelligent router products were procured from external vendors and integrated with our software solutions for resale purposes. This was a one-off transaction for the Group, with no plans in place to pursue this business line in the future.